Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 7.6%
Alphabet, Inc. - Class C *	250	$437,970
Comcast Corp. - Class A	31,284	1,639,282
Walt Disney Co.	5,836	1,057,366
		3,134,618
Consumer Discretionary - 7.1%
Booking Holdings, Inc. *	186	414,272
BorgWarner, Inc.	38,609	1,491,852
Expedia Group, Inc.	3,070	406,468
Hasbro, Inc.	6,711	627,747
		2,940,339
Consumer Staples - 6.7%
Anheuser-Busch InBev SA/NV - ADR	11,874	830,111
JM Smucker Co.	3,629	419,512
Philip Morris International, Inc.	18,726	1,550,326
		2,799,949
Energy - 7.3%
Chevron Corp.	12,840	1,084,338
Royal Dutch Shell - Class A - ADR	41,108	1,444,535
Schlumberger Ltd.	23,082	503,880
		3,032,753
Financials # - 26.4%
American Express Co.	9,654	1,167,265
Ameriprise Financial, Inc.	3,284	638,180
Bank of America Corp.	42,886	1,299,875
Berkshire Hathaway, Inc. - Class B *	5,994	1,389,829
Chubb Ltd.	9,000	1,385,280
Citigroup, Inc.	18,863	1,163,092
Discover Financial Services	5,432	491,759
PNC Financial Services Group, Inc.	10,365	1,544,385
Prudential Financial, Inc.	10,502	819,891
RenaissanceRe Holdings Ltd.	6,435	1,067,052
		10,966,608
Health Care - 15.3%
AbbVie, Inc.	10,401	1,114,467
Biogen, Inc. *	2,507	613,864
Boston Scientific Corp. *	19,258	692,325
CVS Health Corp.	17,285	1,180,566
McKesson Corp.	4,878	848,382
Merck & Co., Inc.	12,896	1,054,893
UnitedHealth Group, Inc.	2,443	856,711
		6,361,208
Industrials - 11.4%
Canadian National Railway Co.	5,058	555,621
Cummins, Inc.	4,350	987,885
Emerson Electric Co.	5,558	446,696
General Electric Co.	76,852	830,002
Lockheed Martin Corp.	2,359	837,398
PACCAR, Inc.	4,350	375,318
Wabtec Corp.	9,435	690,642
		4,723,562
Information Technology - 8.1%
Cisco Systems, Inc.	19,197	859,066
Intel Corp.	18,177	905,578
Oracle Corp.	18,082	1,169,724
SS&C Technologies Holdings, Inc.	5,964	433,881
		3,368,249
Materials - 4.5%
Avery Dennison Corp.	6,091	944,775
DuPont de Nemours, Inc.	13,165	936,163
		1,880,938
Utilities - 3.7%
Ameren Corp.	4,660	363,760
Public Service Enterprise Group, Inc.	20,054	1,169,148
		1,532,908
Total Common Stocks
(Cost $34,442,292)		40,741,132

MONEY MARKET FUND - 2.0%
First American Government Obligations Fund - Class Z, 0.03% ^
Total Money Market Fund
(Cost $837,113)	837,113	837,113

Total Investments - 100.1%
(Cost $35,279,405)		41,578,245
Other Assets and Liabilities, Net - (0.1)%		(48,295)
Total Net Assets - 100.0%		$41,529,950

*	Non-income producing security.
ADR - American Depositary Receipt
#
As of December 31, 2020, the Fund had a significant portion of its assets invested in the financials sector.  The financials sector may be more greatly impacted by the performance of the overall economy, interest rates, competition, and consumer confidence spending.

^	The rate shown is the annualized seven-day effective yield as of December 31, 2020.

The Global Industry Classification Standard ("GICS"®) was developed by and is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2020, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$40,741,132	$-	$-	$40,741,132
Money Market Fund	837,113	-	-	837,113
Total Investments	$41,578,245	$-	$-	$41,578,245

Refer to the Schedule of Investments for further information on the classification of investments.